FVM - Valuation adjustments: Own credit adjustments on financial liabilities designated at fair value (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Recognized during the year:
Realized gain / (loss)	$ 1	$ (14)	$ 2
Unrealized gain / (loss)	866	60	(295)
Total gain / (loss), before tax	867	46	(293)
Recognized on the balance sheet as of the end of the year:
Unrealized life-to-date gain / (loss)	556	(315)	(381)
of which: debt issued designated at fair value	453	(347)	(418)
of which: other financial liabilities designated at fair value	103	32	36
UBS AG
Recognized during the year:
Realized gain / (loss)	1	(14)	2
Unrealized gain / (loss)	866	60	(295)
Total gain / (loss), before tax	867	46	(293)
Recognized on the balance sheet as of the end of the year:
Unrealized life-to-date gain / (loss)	556	(315)	(381)
of which: debt issued designated at fair value	289	(144)	(233)
of which: other financial liabilities designated at fair value	$ 266	$ (172)	$ (148)